Right-of-Use Assets and Lease Liabilities (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Line Items]
Lease terms	3 years
Interest rate	3.00%	4.75%